COMMON AND PREFERRED STOCK (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMON AND PREFERRED STOCK
Number of Warrants Outstanding, Beginning	45,129
Number of Warrants,Granted	69,000	45,129	379,492
Number of Warrants,Exercised		(368,368)
Number of Warrants, Cancelled		(659,585)
Number of Warrants Outstanding, Ending	114,129
Weighted Average Exercise Price of Warrants, Beginning	$ 2.09	$ 3.88	$ 3.88
Weighted Average Exercise Price of Warrants, Exercised	0	3.88
Weighted Average Exercise Price of Warrants, Cancelled	0	3.88
Weighted Average Exercise Price of Warrants, Granted	1.36	2.09	2.39
Weighted Average Exercise Price of Warrants, Ending	$ 1.65	$ 2.09	$ 2.98
Weighted Average Remaining Life of Warrants in Years, Beginning	4 years 9 months 21 days	5 years	4 years 4 months 24 days
Weighted Average Remaining Life of Warrants in Years,Granted	4 years 9 months 3 days
Weighted Average Remaining Life of Warrants in Years, Ending	4 years 8 months 4 days
Aggregate Intrinsic Value of Warrants, Beginning	$ 0	$ 0	$ 0
Aggregate Intrinsic Value of Warrants, Ending	$ 0	$ 0	$ 0